Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 194,306	$ 28,267
Accounts receivable, net of allowances of $1,552 and $2,501 as of December 31, 2017 and 2018, respectively	63,436	38,229
Prepaid expenses and other current assets	8,323	5,125
Total current assets	266,065	71,621
Property and equipment, net	31,641	22,457
Content library, net	7,050	13,441
Intangible assets, net	1,759	2,854
Goodwill	123,119	123,119
Restricted cash	16,765	210
Other assets	1,064	2,718
Total assets	447,463	236,420
Current liabilities:
Accounts payable	7,160	6,029
Accrued expenses	32,047	26,514
Accrued author fees	10,002	7,879
Deferred revenue	157,695	103,107
Total current liabilities	206,904	143,529
Deferred revenue, net of current portion	14,886	8,194
Long-term debt, less current portion, net	0	116,037
Facility financing obligation	15,777	7,513
Other liabilities	1,303	458
Total liabilities	238,870	275,731
Commitments and contingencies (Note 8)
Redeemable convertible preferred units:
Redeemable convertible preferred units, no par value; 48,447,880 units authorized, issued and outstanding as of December 31, 2017	0	405,766
Stockholders’ equity/members’ deficit:
Preferred stock, $0.0001 par value per share, 100,000,000 shares authorized, no shares issued and outstanding as of December 31, 2018	0	0
Additional paid-in capital	452,576	0
Accumulated other comprehensive income (loss)	(41)	25
Accumulated deficit	(351,123)	(445,102)
Total stockholders’ equity attributable to Pluralsight, Inc./members’ deficit	101,426	(445,077)
Non-controlling interests	107,167	0
Total stockholders’ equity/members’ deficit	208,593	(445,077)
Total liabilities, redeemable convertible preferred units, and stockholders’ equity/members’ deficit	447,463	236,420
Class A Common Stock
Stockholders’ equity/members’ deficit:
Common stock	7	0
Class B Common Stock
Stockholders’ equity/members’ deficit:
Common stock	6	0
Class C Common Stock
Stockholders’ equity/members’ deficit:
Common stock	$ 1	$ 0